Consolidated Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
April 30, 2026
OTC-K6-NPRT3-0626
1.9893895.106
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA (a)	56,100	15,222,616
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (a)	572	1,025,384
CANADA - 0.2%
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (a)	35,289	4,274,557
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	16,697	3,845,987
TOTAL CANADA		8,120,544
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc A Shares	702	10,635
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	21,117	4,843,817
GERMANY - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
AIXTRON SE	34,100	1,880,208
KOREA (SOUTH) - 1.8%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	10,970	10,604,874
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	53,430	47,953,050
TOTAL KOREA (SOUTH)		58,557,924
NETHERLANDS - 1.3%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	40,599	31,737,050
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	4,596	6,613,598
NXP Semiconductors NV	13,800	4,051,542
TOTAL INFORMATION TECHNOLOGY		10,665,140
TOTAL NETHERLANDS		42,402,190
TAIWAN - 5.4%
Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 2.0%
Chroma ATE Inc	343,000	23,511,884
Delta Electronics Inc	641,000	45,093,456
		68,605,340
Semiconductors & Semiconductor Equipment - 3.4%
Jentech Precision Industrial Co Ltd	43,000	7,509,950
Taiwan Semiconductor Manufacturing Co Ltd ADR	262,176	103,837,428
		111,347,378
TOTAL TAIWAN		179,952,718
UNITED KINGDOM - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (a)(b)(c)	1,400	2,094,358
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC (United States)	64,109	12,012,103
TOTAL UNITED KINGDOM		14,106,461
UNITED STATES - 87.8%
Communication Services - 19.7%
Entertainment - 1.5%
Netflix Inc (a)	500,310	46,834,019
Interactive Media & Services - 18.2%
Alphabet Inc Class A	855,718	329,280,287
Alphabet Inc Class C	386,416	147,587,727
Epic Games Inc (a)(b)(c)	5,200	2,435,992
Meta Platforms Inc Class A	202,235	123,749,619
		603,053,625
Media - 0.0%
Charter Communications Inc Class A (a)(d)	5,443	899,020
TOTAL COMMUNICATION SERVICES		650,786,664
Consumer Discretionary - 8.2%
Automobiles - 1.1%
Tesla Inc (a)	97,500	37,208,925
Waymo LLC Class B (b)(c)	2,200	361,504
		37,570,429
Broadline Retail - 6.6%
Amazon.com Inc (a)	829,558	219,882,643
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)	17,500	1,926,750
Hotels, Restaurants & Leisure - 0.4%
Airbnb Inc Class A (a)	1,461	205,066
Domino's Pizza Inc	31,213	10,594,316
Marriott International Inc/MD Class A1	3,923	1,418,910
		12,218,292
Textiles, Apparel & Luxury Goods - 0.0%
Figs Inc Class A (a)	3,743	55,995
Lululemon Athletica Inc (a)	8,369	1,152,412
		1,208,407
TOTAL CONSUMER DISCRETIONARY		272,806,521
Consumer Staples - 0.6%
Beverages - 0.3%
Monster Beverage Corp (a)	147,515	11,368,981
Consumer Staples Distribution & Retail - 0.3%
Chobani Inc Class A (b)(c)(e)	302	1,299,337
Costco Wholesale Corp	7,488	7,596,801
		8,896,138
Food Products - 0.0%
Mondelez International Inc	13,621	836,874
TOTAL CONSUMER STAPLES		21,101,993
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	4,584	942,608
Financials - 0.0%
Banks - 0.0%
Wintrust Financial Corp	2,977	448,247
Capital Markets - 0.0%
Moody's Corp	437	201,829
S&P Global Inc	136	58,647
		260,476
TOTAL FINANCIALS		708,723
Health Care - 4.9%
Biotechnology - 3.9%
Alnylam Pharmaceuticals Inc (a)	139,012	43,022,825
Cogent Biosciences Inc (a)	167,800	6,005,562
Cytokinetics Inc (a)	203,400	13,011,498
Gilead Sciences Inc	175,536	22,967,130
GRAIL Inc (a)(d)	503	27,403
Insmed Inc (a)	34,400	4,689,752
Ionis Pharmaceuticals Inc (a)	2,327	173,967
Legend Biotech Corp ADR (a)	305,024	7,174,164
Moderna Inc (a)	369,800	16,988,612
Revolution Medicines Inc (a)	11,000	1,585,320
Scholar Rock Holding Corp (a)	81,236	3,786,410
Trevena Inc (a)	52	1
Tyra Biosciences Inc (a)	288,300	10,018,425
		129,451,069
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (a)	94,870	5,465,461
Insulet Corp (a)	64,188	11,049,322
Intuitive Surgical Inc (a)	1,087	497,422
TransMedics Group Inc (a)	28,642	2,886,827
		19,899,032
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	2,327	362,942
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (a)	64,471	1,421,586
Danaher Corp	13,264	2,373,593
Illumina Inc (a)	3,021	382,881
		4,178,060
Pharmaceuticals - 0.3%
Crinetics Pharmaceuticals Inc (a)	254,834	9,882,463
Elanco Animal Health Inc (a)	6,421	143,637
		10,026,100
TOTAL HEALTH CARE		163,917,203
Industrials - 2.7%
Aerospace & Defense - 0.6%
Anduril Industries Inc Class B (b)(c)	3,198	220,502
Anduril Industries Inc Class C (b)(c)	2	138
Space Exploration Technologies Corp (a)(b)(c)	27,979	14,733,462
Space Exploration Technologies Corp Class C (a)(b)(c)	11,427	6,017,344
		20,971,446
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	7,606	240,045
Electrical Equipment - 2.0%
Fluence Energy Inc Class A (a)(d)	122,800	1,495,704
GE Vernova Inc	28,961	31,378,085
Nextpower Inc Class A (a)	273,800	32,617,794
		65,491,583
Ground Transportation - 0.1%
CSX Corp	24,070	1,093,500
Old Dominion Freight Line Inc	15,800	3,356,394
		4,449,894
TOTAL INDUSTRIALS		91,152,968
Information Technology - 50.1%
Communications Equipment - 1.2%
Arista Networks Inc (a)	113,898	19,671,324
Cisco Systems Inc	45,279	4,143,028
Lumentum Holdings Inc (a)	18,400	16,602,688
		40,417,040
Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp (a)	47,309	15,125,160
Corning Inc	89,800	14,748,752
		29,873,912
IT Services - 0.0%
Twilio Inc Class A (a)	122	18,063
Semiconductors & Semiconductor Equipment - 30.0%
Advanced Micro Devices Inc (a)	75,084	26,616,527
Analog Devices Inc	14,200	5,712,092
Applied Materials Inc	37,212	14,679,762
Broadcom Inc	249,308	104,068,638
Intel Corp (a)	809,600	76,491,008
KLA Corp	14,400	25,205,040
Lam Research Corp	175,900	45,357,574
MACOM Technology Solutions Holdings Inc (a)	72,800	20,501,208
Marvell Technology Inc	434,718	71,793,678
Micron Technology Inc	168,195	86,983,726
NVIDIA Corp	2,472,282	493,393,320
SiTime Corp (a)	23,700	13,322,955
Skyworks Solutions Inc (d)	7,793	546,835
Teradyne Inc	24,800	8,518,056
		993,190,419
Software - 6.2%
Adobe Inc (a)	1,003	246,837
Appfolio Inc Class A (a)	3,931	656,831
Autodesk Inc (a)	16,130	3,822,810
Cadence Design Systems Inc (a)	48,813	16,088,277
Canva Inc Class A (a)(b)(c)	1,300	1,602,588
Datadog Inc Class A (a)	75,507	9,981,270
Figma Inc Class A	25,696	454,819
Microsoft Corp	379,720	154,842,222
Synopsys Inc (a)	36,901	17,808,423
		205,504,077
Technology Hardware, Storage & Peripherals - 11.8%
Apple Inc	1,268,501	344,207,747
Sandisk Corp/DE (a)	8,310	9,111,998
Seagate Technology Holdings PLC	46,000	30,987,440
Western Digital Corp	20,929	9,094,069
		393,401,254
TOTAL INFORMATION TECHNOLOGY		1,662,404,765
Materials - 0.5%
Metals & Mining - 0.5%
Alcoa Corp	254,200	16,215,418
Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	7,277	7,879,754
Utilities - 0.9%
Electric Utilities - 0.6%
Constellation Energy Corp	26,832	8,398,416
NRG Energy Inc	72,177	11,229,298
		19,627,714
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	67,140	10,597,377
TOTAL UTILITIES		30,225,091
TOTAL UNITED STATES		2,918,141,708
TOTAL COMMON STOCKS (Cost $1,586,084,517)		3,244,264,205

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Bytedance Ltd Series E1 (a)(b)(c)	6,135	1,849,703
UNITED STATES - 1.2%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Waymo LLC Series A2 (a)(b)(c)	2,467	416,257
Waymo LLC Series B2 (a)(b)(c)	15,200	2,587,344
Waymo LLC Series C2 (a)(b)(c)	43,612	7,166,324
Waymo LLC Series D-2 (b)(c)	7,900	1,298,128
		11,468,053
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,000	66,840
TOTAL CONSUMER DISCRETIONARY		11,534,893
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	6,595	437,710
Industrials - 0.3%
Aerospace & Defense - 0.3%
Anduril Industries Inc Series F (a)(b)(c)	120,963	8,340,399
Anduril Industries Inc Series G (a)(b)(c)	30,200	2,082,290
TOTAL INDUSTRIALS		10,422,689
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series G (b)(c)	34,700	11,575,920
World Labs Technologies Inc Series C (b)(c)	6,600	2,081,046
World Labs Technologies Inc Series C PRIME (b)(c)	7,759	2,622,076
TOTAL INFORMATION TECHNOLOGY		16,279,042
TOTAL UNITED STATES		38,674,334
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,742,729)		40,524,037

Domestic Equity Funds - 0.9%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $29,549,589)	44,700	29,548,718

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	11,705,856	11,708,197
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	1,706,315	1,706,486
TOTAL MONEY MARKET FUNDS (Cost $13,414,683)			13,414,683

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,653,791,518)	3,327,751,643
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,764,286)
NET ASSETS - 100.0%	3,322,987,357

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $67,989,925 or 2.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,190,066.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series F	8/7/2024	2,629,324

Anduril Industries Inc Series G	4/17/2025	1,234,661

Anthropic PBC Series G	1/27/2026	8,992,033

Bytedance Ltd Series E1	11/18/2020	672,237

Canva Inc Class A	8/19/2025 - 11/12/2025	2,139,982

Chobani Inc Class A	10/14/2025	1,345,819

Discord Inc Series I	9/15/2021	165,187

Epic Games Inc	7/13/2020 - 3/29/2021	4,292,000

Revolut Group Holdings Ltd	1/28/2026	1,974,134

Space Exploration Technologies Corp	10/27/2021 - 12/12/2025	7,317,851

Space Exploration Technologies Corp Class C	7/1/2024 - 12/12/2025	3,153,819

Tenstorrent Holdings Inc Series C1	4/23/2021	392,145

Waymo LLC Class B	4/22/2026	361,495

Waymo LLC Series A2	5/8/2020	211,834

Waymo LLC Series B2	6/11/2021	1,394,174

Waymo LLC Series C2	10/18/2024	3,410,516

Waymo LLC Series D-2	2/2/2026	1,298,096

World Labs Technologies Inc Series C	2/17/2026	1,717,574

World Labs Technologies Inc Series C PRIME	2/17/2026	2,624,948

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,810,269	364,558,308	356,660,713	256,857	333	-	11,708,197	11,705,856	0.0%
Fidelity Securities Lending Cash Central Fund	3,001,594	86,458,415	87,753,640	10,441	117	-	1,706,486	1,706,315	0.0%
Total	6,811,863	451,016,723	444,414,353	267,298	450	-	13,414,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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